CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents	The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Cash	$325	$285
Short-term deposits	198	107
Cash subject to restriction	33	232
	$556	$624